NOTES PAYABLE AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
NOTES PAYABLE AND LONG-TERM DEBT [Abstract]
Notes Payable and Long-Term Debt
At December 31, 2010 and 2009, notes payable and long-term debt consisted of the following (in millions):

	2010	2009

Revolving Credit loans, (0.64% for 2010 and 0.68% for 2009)	$108	$34
Title XI Bonds:
5.27%, payable through 2029	42	44
5.34%, payable through 2028	40	42
Term Loans:
6.90%, payable through 2020	100	100
4.79%, payable through 2020	66	73
5.55%, payable through 2017	50	50
5.53%, payable through 2016	50	50
5.56%, payable through 2016	25	25
4.10%, payable through 2012	12	25
6.20%, payable through 2013	11	11
6.38%, payable through 2017	8	8
5.50%, payable through 2014	6	--
5.88%, payable through 2014	3	3
0.00%, payable through 2012	1	--
7.42%, payable through 2010	--	3
4.31%, payable through 2010	--	3
Total debt	522	471
Less current portion	(136)	(65)
Long-term debt	$386	$406